Employees' Leaving Entitlement - Schedule of Number and Weighted-Average Exercise Prices of Share Options (Details)		12 Months Ended
	Jul. 15, 2022 shares	Dec. 31, 2022 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, granted	562,512
American Depository Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, granted	562,512	562,512
Number of options, exercised		44,000
Number of options, outstanding at end of period		518,512
Number of options, exercisable		43,116
Weighted average exercise price, granted | € / shares		€ 12.85
Weighted average exercise price, exercised | € / shares		5.03
Weighted average exercise price, outstanding at end of period | € / shares		13.51
Weighted average exercise price, exercisable | € / shares		€ 14.71